UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                 MUNICIPAL HIGH
                                   INCOME FUND
--------------------------------------------------------------------------------

             CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2004

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

     ----------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
     ----------------------------------------------------------------------

[PHOTO OMITTED]

PETER M. COFFEY
PORTFOLIO MANAGER

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PETER M. COFFEY
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Peter M. Coffey has more than 35 years of securities business experience and assumed management of the fund on February 3, 1999.

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FUND OBJECTIVE
--------------------------------------------------------------------------------

The fund seeks to maximize current income exempt from federal income taxes by investing under normal market conditions at least 80% of the value of its net assets, plus any borrowings, for investment purposes, in intermediate-term and long-term municipal securities rated medium investment-grade, low investment-grade or below investment-grade by a nationally recognized rating organization or if unrated, of comparable quality.

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FUND FACTS
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FUND INCEPTION
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September 16, 1985

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
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35 Years

[LOGO] Classic Series

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Semi-Annual Report o January 31, 2004

SMITH BARNEY
MUNICIPAL HIGH INCOME FUND

What's Inside

Letter from the Chairman ...................................................   1
Schedule of Investments ....................................................   3
Statement of Assets and Liabilities ........................................  14
Statement of Operations ....................................................  15
Statements of Changes in Net Assets ........................................  16
Notes to Financial Statements ..............................................  17
Financial Highlights .......................................................  22

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy continued to grow at a more robust rate over the six months ended January 31, 2004 than it did during the first half of 2003.(i) Earlier in the period, stronger-than-expected third-quarter economic data exacerbated concerns among bond investors that inflation might pick up and interest rates rise sooner than previously anticipated. These factors influenced the market's performance because bond prices fall when interest rates rise. However, many of these concerns were tempered somewhat by tepid employment results and comments from the Fed, which most recently announced that it "believes that it can be patient in removing its policy accommodation."(ii)

Although many municipalities still face budgetary challenges, the rebound in the national economy has filtered down somewhat to the state level. In contrast to early last summer when bond markets lost ground, investment-grade municipal bonds finished on more solid footing, with higher-yielding issues outperforming higher-rated municipal bonds over the six months ended January 31, 2004.(iii) Please note that high yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                             AS OF JANUARY 31, 2004
                           (excluding sales charges)

--------------------------------------------------------------------------------
                                                                   6 Months
--------------------------------------------------------------------------------
  Class A Shares                                                    3.92%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index                              5.73%
--------------------------------------------------------------------------------
  Lipper High Yield Municipal Debt Funds Category Average(1)        5.78%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 3.65% and Class L shares returned 3.64% over the six months ended January 31, 2004.

All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

--------------------------------------------------------------------------------

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2004, calculated among the 80 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


    1   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

Performance Review

Within this environment, the fund performed as follows. For the six months ended January 31, 2004, Class A shares of the Smith Barney Municipal High Income Fund, excluding sales charges, returned 3.92%. In comparison, the broad-based unmanaged Lehman Brothers Municipal Bond Index,(iv) returned 5.73%, and the fund's Lipper high yield municipal debt funds category average returned 5.78% for the same period.(1) The fund has maintained a short position in U.S. Treasury bond futures to help hedge the portfolio against the prospects of rising interest rates. This position was particularly helpful when rates spiked upward toward the end of the prior reporting period, but detracted from performance over the last six month period as rates declined, reversing a portion of their prior increase. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 10, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004, and are subject to change. Please refer to pages 3 through 10 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISK: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please note that high yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

(i) Source: Based upon gross domestic product data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(ii)  Source: Federal Reserve (January 28, 2004).
(iii) Source: Lehman Brothers. Based upon the performance of the Lehman Brothers municipal bond and non-investment-grade ("high yield") municipal bond indices.
(iv) The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.


    2   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                             January 31, 2004
================================================================================

   FACE
  AMOUNT         RATING(a)                                      SECURITY                                                  VALUE
==================================================================================================================================
MUNICIPAL BONDS AND NOTES -- 100.0%

Alabama -- 1.0%
$  1,750,000     NR      Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23+                 $   437,500
   3,500,000     NR      Rainbow City, AL Special Health Care Facilities Financing Authority, Series A,
                            8.250% due 1/1/31                                                                            3,679,550
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,117,050
----------------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.6%
   2,300,000     NR      Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport,
                            8.125% due 5/1/31 (b)                                                                        2,411,113
----------------------------------------------------------------------------------------------------------------------------------
Arizona -- 5.1%
   2,900,000     BBB     Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A,
                            6.625% due 7/1/20                                                                            3,318,876
   3,500,000     NR      Casa Grande, AZ IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A,
                            7.625% due 12/1/29                                                                           3,675,420
                         Maricopa County, AZ IDA, Multi-Family Housing Revenue:
   2,415,000     NR         Gran Victoria Housing LLC Project, Series B, 10.000% due 5/1/31 (c)(d)                       2,443,883
   5,070,000     NR         MetroGardens, Series B, 6.500% due 7/1/29 (d)                                                3,042,000
   1,905,000     NR         Whispering Palms Apartments, Series B, 7.400% due 7/1/29 (d)                                 1,633,995
                         Pima County, AZ IDA, Series A:
   2,320,000     NR         Educational Revenue, (Life School College Prep. Project), 7.875% due 7/1/21                  2,185,185
   4,000,000     NR         Healthcare Facilities Revenue, 8.500% due 11/15/32                                           4,176,880
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        20,476,239
----------------------------------------------------------------------------------------------------------------------------------
Arkansas -- 1.4%
                         Arkansas State Development Financing Authority:
   4,000,000     BBB-       Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (d)                  4,502,040
   1,000,000     BB+        Industrial Facilities Revenue, (Potlatch Corp. Projects), Series A, 7.750% due 8/1/25 (b)    1,077,390
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,579,430
----------------------------------------------------------------------------------------------------------------------------------
California -- 7.7%
   6,000,000     NR      Barona, CA GO, Band of Mission Indians, 8.250% due 1/1/20 (d)                                   6,489,540
                         California State Department of Water Resources & Power Supply Revenue, RITES:
   2,500,000     NR         Series PA-1226-A, AMBAC-Insured, 9.589% due 5/1/10 (e)                                       3,101,700
   3,500,000     AAA++      Series PA-1227, MBIA/IBC-Insured, 9.339% due 5/1/11 (e)                                      4,081,560
   2,000,000     BBB     California State GO, Various Purposes, 5.250% due 11/1/29                                       2,018,060
                         California Statewide Communities Development Authority:
   1,000,000     A          East Campus Apartments LLC, Series A, 5.625% due 8/1/34                                      1,042,110
   2,500,000     NR         East Valley Tourist, Series A, 9.250% due 10/1/20                                            2,681,200
                         Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue:
                            Series 2003-A-1:
   2,500,000     A            6.250% due 6/1/33                                                                          2,434,250
   2,000,000     A            6.750% due 6/1/39                                                                          1,973,240
   3,150,000     BBB        Series 2003-A-5, 7.875% due 6/1/42                                                           3,391,857
     500,000     NR      Los Angeles, CA Unified School District, RITES, Series C-PA-1118, 9.134% due 1/1/11 (e)           593,070
   3,000,000     Ba3*    Vallejo, CA COP, Lease Revenue, Touro University, 7.375% due 6/1/29                             3,080,610
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,887,197
----------------------------------------------------------------------------------------------------------------------------------
Colorado -- 1.8%
                         Colorado Educational and Cultural Facilities Authority Revenue, Charter School:
   1,500,000     Ba2*       Peak to Peak Project, 7.500% due 8/15/21                                                     1,546,800
   1,500,000     BBB-       Refunding, Jefferson Project, Series A, 6.000% due 6/15/33                                   1,485,555
   1,000,000     Baa1*   Colorado Health Facilities Authority Revenue, (Parkview Medical Center Project),
                            6.600% due 9/1/25                                                                            1,076,320
   2,726,000     NR      Littleton, CO GO, Highline Business Improvement District, Series B, 8.750% due 12/15/19+        1,225,501

                       See Notes to Financial Statements.

    3   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

   FACE
  AMOUNT         RATING(a)                                      SECURITY                                                  VALUE
==================================================================================================================================
Colorado -- 1.8% (continued)
$ 10,000,000     AAA     Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Sr. Bonds,
                            Series B, AMBAC-Insured, zero coupon due 6/15/31                                           $ 2,033,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,368,076
----------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 1.6%
                         Connecticut State Airport Revenue, Bradley International Airport, FGIC-Insured:
     620,000     AAA        Call 10/1/04 @ 100, 7.650% due 10/1/12 (f)                                                     647,398
   1,380,000     AAA        Unrefunded Balance, 7.650% due 10/1/12                                                       1,435,159
   4,000,000     NR      Connecticut State Development Authority, IDR, (AFCO Cargo LLC Project), 8.000%
                            due 4/1/30 (b)                                                                               4,184,040
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,266,597
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia -- 0.3%
   1,000,000     AAA     District of Columbia COP, Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/19           1,115,610
----------------------------------------------------------------------------------------------------------------------------------
Florida -- 6.1%
   1,000,000     NR      Beacon Lakes, FL Community Development District, Series A, 6.900% due 5/1/35 (d)                1,023,150
   3,000,000     NR      Capital Projects Finance Authority, FL Continuing Care Retirement, Glenridge on
                            Palmer Ranch, Series A, 8.000% due 6/1/32                                                    3,121,290
   3,000,000     NR      Capital Trust Agency FL Revenue, Seminole Tribe Convention, Series A, 10.000% due 10/1/33       3,700,560
                         Hillsborough County, FL IDA Revenue, Series A:
   4,250,000     NR         Lakeshore Villas Project, 6.700% due 7/1/21                                                  3,510,840
   1,000,000     NR         National Gypsum Convention, 7.125% due 4/1/30 (b)                                            1,039,990
   1,590,000     NR      Lexington, FL Community Development District, Special Assessment Revenue, 6.125% due 5/1/34     1,590,461
                         Orange County, FL Health Facilities Authority Revenue:
   2,000,000     NR         First Mortgage, (GF/Orlando Inc. Project), 9.000% due 7/1/31                                 2,058,400
   2,100,000     NR         Multi-Family Revenue, Series C, 9.000% due 1/1/32                                            1,469,895
   1,000,000     A1*     Pinellas County, FL Health Facilities Authority Revenue, Baycare Health System,
                            5.500% due 11/15/33                                                                          1,022,520
   2,500,000     NR      Reunion East Community Development District, FL Special Assessment, Series A,
                            7.375% due 5/1/33                                                                            2,676,725
   2,950,000     NR      Waterlefe Community Development District, FL Golf Course Revenue, 8.125% due 10/1/25            3,103,075
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,316,906
----------------------------------------------------------------------------------------------------------------------------------
Georgia -- 5.4%
   7,500,000     NR      Atlanta, GA Tax Allocation, (Atlantic Station Project), 7.900% due 12/1/24 (d)                  7,743,525
   5,000,000     NR      Atlanta, GA Urban Residential Finance Authority, Multi-Family Revenue, Park
                            Place Apartments, Series A, 6.750% due 3/1/31 (d)                                            4,644,300
   5,000,000     NR      Augusta, GA Housing Authority, Multi-Family Housing Revenue, Emerald Coast Housing II,
                            Series A, 7.500% due 8/1/34+(d)                                                              2,750,000
   2,280,000     NR      Clayton County, GA Housing Authority, Multi-Family Housing Revenue, (Magnolia
                            Park Apartments Project), 7.500% due 12/1/30+                                                  226,313
   1,500,000     NR      Columbus, GA Housing Authority Revenue, (Gardens at Calvary Project), 7.000% due 11/15/29       1,197,105
   1,500,000     NR      Fulton County, GA Residential Care Facilities, Senior Lien, RHA Assisted Living,
                            7.000% due 7/1/29                                                                            1,412,025
   1,500,000     NR      Gainesville & Hall County, GA Development Authority Revenue, Senior Living Facilities,
                            Lanier Village, Series C, 7.250% due 11/15/29                                                1,618,455
   2,000,000     BBB-    Savannah, GA EDA Revenue, College of Art & Design Project, 6.900% due 10/1/29                   2,182,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,773,923
----------------------------------------------------------------------------------------------------------------------------------
Illinois -- 3.0%
   1,125,000     AA      Chicago, IL Metropolitan HDC, Mortgage Revenue, Section 8, Series A, FHA-Insured,
                            6.700% due 7/1/12                                                                            1,138,421
   2,000,000     AAA     Chicago, IL O'Hare International Airport, General Airport Revenue, Third Lien,
                            Series 2003-A-2, 5.750% due 1/1/21 (b)                                                       2,169,680

                       See Notes to Financial Statements.

    4   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

   FACE
  AMOUNT         RATING(a)                                      SECURITY                                                  VALUE
==================================================================================================================================
Illinois -- 3.0% (continued)
                         Illinois Development Financing Authority Revenue:
$  2,000,000     BBB        Chicago Charter School Foundation Project, Series A, 6.250% due 12/1/32                    $ 2,049,660
   3,250,000     Ba3*       Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (b)                                         3,395,730
   1,500,000     A       Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital,
                            6.000% due 10/1/24                                                                           1,555,710
   2,000,000     BBB-    Will County, IL Student Housing Revenue, (Joliet Junior College Project), Series A,
                            6.750% due 9/1/33                                                                            1,802,940
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,112,141
----------------------------------------------------------------------------------------------------------------------------------
Indiana -- 3.0%
   2,000,000     Caa3*   East Chicago, IN Exempt Facility Revenue, (ISPAT Inland Inc. Project), 7.000% due 1/1/14 (b)    1,498,040
   3,000,000     B-      East Chicago, IN PCR, (Inland Steel Co. Project), 6.800% due 6/1/13                             2,303,490
   1,000,000     BBB     Fort Wayne, IN PCR, (General Motors Corp. Project), 6.200% due 10/15/25                         1,058,720
   2,000,000     Baa1*   Indiana Health Facilities Financing Authority, Hospital Revenue, (Riverview Hospital
                            Project), 6.125% due 8/1/31                                                                  2,060,160
   3,500,000     BBB     Indianapolis, IN Airport Authority Revenue, Special Facility, (Federal Express Corporate
                            Project), 7.100% due 1/15/17 (b)                                                             3,659,285
   2,845,000     NR      Indianapolis, IN Multi-Family Revenue, (Lake Nora Fox Club Project), Series B,
                            7.500% due 10/1/29+                                                                          1,366,283
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,945,978
----------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.5%
   2,000,000     BBB-++  Overland Park, KS Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32            2,037,500
----------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 6.3%
   1,000,000     NR      Epps, LA COP, 8.000% due 6/1/18                                                                   995,610
                         Louisiana Local Government Environment Facilities, Community Development Authority Revenue:
   5,000,000     A          Capital Projects & Equipment Acquisition Program, ACA-Insured, 6.550% due 9/1/25 (d)         5,678,750
   5,000,000     NR         St. James Place, 8.000% due 11/1/25 (d)                                                      4,388,000
   6,445,000     NR      Louisiana Public Facilities Authority Hospital Revenue, (Lake Charles Memorial Hospital
                            Project), 8.625% due 12/1/30 (d)                                                             5,342,454
   2,000,000     BB-     Port of New Orleans, LA IDR, (Continental Grain Co. Project), 7.500% due 7/1/13                 2,032,420
   4,000,000     BBB     Tobacco Settlement Financing Corp., LA Revenue, Series 2001-B, 5.875% due 5/15/39               3,644,960
   3,000,000     BB+     West Feliciana Parish, LA PCR, Gulf State Utilities, 7.700% due 12/1/14                         3,100,350
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,182,544
----------------------------------------------------------------------------------------------------------------------------------
Maryland -- 2.1%
     695,000     Aa2*    Maryland State Community Development Administration, Department of Housing & Community
                            Development, Single-Family Program, Fourth Series, 6.450% due 4/1/14                           710,825
   7,000,000     NR      Maryland State Economic Development Corp., Chesapeake Bay, Series A, 7.730% due 12/1/27 (d)     6,635,720
   2,500,000     Ca*     Prince Georges County, MD Greater Southeast Healthcare System, 6.375% due 1/1/23+                 875,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,221,545
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 4.6%
                         Boston, MA Industrial Development Finance Authority Revenue:
                            Crosstown Center Project:
   1,000,000     Baa3*        6.500% due 9/1/35 (b)                                                                      1,017,520
   1,500,000     NR           8.000% due 9/1/35 (b)                                                                      1,532,010
   1,460,000     NR         Roadhouse Hospitality LLC Project, 7.875% due 3/1/25 (b)(d)                                  1,482,017
                         Massachusetts State Development Financing Agency Revenue:
   2,000,000     NR         Alliance Health Care Facilities, Series A, 7.100% due 7/1/32                                 1,971,000
   3,000,000     NR         Briarwood, Series B, 8.250% due 12/1/30 (d)                                                  3,188,880
                         Massachusetts State Health & Educational Facilities Authority Revenue:
   2,000,000     BBB        Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (d)                                  2,153,860
   5,000,000     AAA        INFLOS, Series G, AMBAC-Insured, 10.653% due 7/1/25 (d)(g)                                   5,129,650
   1,000,000     Ba2*       St. Memorial Medical Center, Series A, 6.000% due 10/1/23                                      942,730

                       See Notes to Financial Statements.

    5   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

   FACE
  AMOUNT         RATING(a)                                      SECURITY                                                  VALUE
==================================================================================================================================
Massachusetts -- 4.6% (continued)
$    475,000     AA      Massachusetts State HFA, Housing Revenue, Single-Family, Series 38, 7.200% due 12/1/26 (b)    $   490,001
   2,345,000     D       Massachusetts State IFA Revenue GO, Bradford College, 5.625% due 11/1/28+                         328,300
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,235,968
----------------------------------------------------------------------------------------------------------------------------------
Michigan -- 1.9%
   2,500,000     NR      Allen Academy, COP, 8.000% due 6/1/33                                                           2,542,350
   1,600,000     NR      Cesar Chavez Academy, COP, 8.000% due 2/1/33 (c)                                                1,638,720
   3,500,000     Caa2*   Michigan State Strategic Fund Limited Obligation Revenue, Michigan Sugar Co., Series A,
                            6.250% due 11/1/15 (d)                                                                       3,326,575
   5,000,000     NR      Michigan State Strategic Fund Reserve Recovery Limited Obligation Revenue, Central
                            Wayne Energy, Series A, 7.000% due 7/1/27+(b)                                                  250,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,757,645
----------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 0.5%
   1,715,000     NR      Sartell, MN Health Care & Housing Facilities Revenue, (Foundation for Healthcare Project),
                            Series A, 8.000% due 9/1/30                                                                  1,819,804
----------------------------------------------------------------------------------------------------------------------------------
Missouri -- 0.4%
   1,500,000     NR      St. Joseph, MO IDA, (Living Community of St. Joseph Project), 7.000% due 8/15/32                1,559,985
----------------------------------------------------------------------------------------------------------------------------------
Montana -- 2.0%
   5,000,000     CCC     Lewis & Clark County, MT Environmental Revenue Facilities, (Asarco Inc. Project),
                            5.850% due 10/1/33 (b)                                                                       3,375,000
   6,480,000     NR      Montana State Board Investment Resource Recovery Revenue, (Yellowstone Energy L.P. Project),
                            7.000% due 12/31/19 (b)(d)                                                                   4,808,225
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,183,225
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire -- 0.7%
   1,500,000     BBB-    New Hampshire Health & Educational Facilities Authority Revenue, New Hampshire College,
                            7.500% due 1/1/31                                                                            1,646,280
   1,250,000     BB-     New Hampshire Higher Educational & Health Facilities Authority Revenue, Littleton Hospital
                            Association, Series A, 6.000% due 5/1/28                                                     1,058,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,705,180
----------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 7.3%
     700,000     B1*     Atlantic County, NJ Utilities Authority, Solid Waste Revenue, 7.125% due 3/1/16 (d)               661,843
                         New Jersey EDA:
   5,250,000     B          Continental Airlines Inc. Project, 6.250% due 9/15/29 (d)                                    4,642,207
   4,000,000     NR         Healthcare Facilities Revenue, Sayreville Senior Living, Series A, 6.375% due 4/1/29+        1,400,000
   3,750,000     NR         Retirement Community Revenue, Series A, 8.250% due 11/15/30 (d)                              4,056,225
                         New Jersey Healthcare Facility Financing Authority Revenue:
   3,500,000     CCC        Columbus Hospital, Series A, 7.500% due 7/1/21 (d)                                           3,165,155
   5,000,000     BBB-       Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (d)                                    5,509,200
                         Tobacco Settlement Financing Corp.:
   5,000,000     BBB        6.750% due 6/1/39                                                                            4,952,850
   2,000,000     BBB        7.000% due 6/1/41                                                                            2,024,280
   3,000,000     BBB        6.125% due 6/1/42                                                                            2,717,340
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        29,129,100
----------------------------------------------------------------------------------------------------------------------------------
New York -- 3.3%
   1,000,000     NR      Brookhaven, NY IDA, Civic Facility Revenue, Memorial Hospital Center, Series A,
                            8.250% due 11/15/30                                                                          1,067,100
   1,000,000     NR      Monroe County, NY IDA, Civic Facility Revenue, (Woodland Village Project),
                            8.550% due 11/15/32                                                                          1,078,040

                       See Notes to Financial Statements.

    6   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

   FACE
  AMOUNT         RATING(a)                                      SECURITY                                                  VALUE
==================================================================================================================================
New York -- 3.3% (continued)
                         New York, NY IDA, Civic Facility Revenue:
$  2,820,000     NR         Amboy Properties Corp. Project, 6.750% due 6/1/20                                          $ 2,915,654
   2,460,000     NR         Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19                       2,666,886
   2,390,000     AA-     New York State COP, (Hanson Redevelopment Project), 8.375% due 5/1/08                           2,710,117
   2,000,000     NR      Onondaga County, NY IDA, Solid Waste Disposal Facilities Revenue, (Solvay Paperboard
                            LLC Project), 7.000% due 11/1/30 (b)                                                         2,125,940
     500,000     NR      Orange County, NY IDA, Civic Facility Revenue, (Adult Homes at Erie Station), Series B,
                            7.000% due 8/1/31                                                                              513,935
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,077,672
----------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 2.5%
                         Charlotte, NC Special Facilities Revenue, Charlotte/Douglas International Airport:
   2,000,000     NR         5.600% due 7/1/27 (b)                                                                        1,250,060
   2,000,000     NR         US Airways, Inc., 7.750% due 2/1/28                                                          1,712,700
                         North Carolina Medical Care Community Health Care Facilities Revenue, (De Paul Community
                            Facility Project):
   2,055,000     NR           6.125% due 1/1/28                                                                          1,928,905
   1,965,000     NR           7.625% due 11/1/29                                                                         2,043,069
   2,500,000     AAA     North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, MBIA-Insured,
                            11.207% due 1/1/11 (e)                                                                       3,184,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,119,484
----------------------------------------------------------------------------------------------------------------------------------
Ohio -- 2.0%
   2,500,000     BBB     Cuyahoga County, OH Hospital Facilities Revenue, (Canton Inc. Project), 7.500% due 1/1/30       2,784,450
                         Ohio State Water Development Authority, PCR, Series A:
   3,475,000     BBB        Cleveland Electric, 8.000% due 10/1/23 (b)                                                   3,678,426
   1,500,000     BBB        Toledo Edison, 8.000% due 10/1/23 (b)                                                        1,587,810
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,050,686
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 1.7%
   4,500,000     B2*     Oklahoma Development Financing Authority Revenue, Hillcrest Healthcare System A,
                            5.625% due 8/15/29                                                                           3,538,125
     930,000     AAA     Oklahoma HFA, Single-Family Mortgage, Series B, GNMA-Collateralized, 7.997% due 8/1/18 (b)      1,015,355
   2,200,000     BB      Tulsa, OK Municipal Airport Revenue, American Airlines, Inc., 7.350% due 12/1/11                2,095,742
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,649,222
----------------------------------------------------------------------------------------------------------------------------------
Oregon -- 0.3%
   1,000,000     BBB     Klamath Falls, OR, International Community Hospital Authority Revenue, (Merle West Medical
                            Center Project), 6.250% due 9/1/31                                                           1,049,130
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 7.6%
   1,000,000     NR      Cumberland County, PA Municipal Authority, Retirement Community Revenue, Wesley Affiliated
                            Services, Series A, 7.250% due 1/1/35                                                        1,018,270
                         Dauphin County, PA General Authority:
   3,295,000     NR         Hotel & Conference Center -- Hyatt Regency, 6.200% due 1/1/29                                2,614,121
   5,000,000     NR         Riverfront Office, 6.000% due 1/1/25                                                         4,765,350
   3,500,000     A       Lehigh County, PA General Purpose Authority Revenue, First Mortgage-Bible Fellowship Church
                            Home Inc., 7.750% due 11/1/33                                                                3,622,640
                         Montgomery County, PA Higher Education & Health Authority Revenue, Temple Continuing
                            Care Center:
   6,000,000     NR           6.625% due 7/1/19+(d)                                                                      2,280,000
   5,000,000     NR           6.750% due 7/1/29+                                                                         1,900,000
   1,000,000     NR      Northumberland County, PA IDA Facilities Revenue, (NHS Youth Services Inc.), Series A,
                            7.500% due 2/15/29                                                                           1,001,440

                       See Notes to Financial Statements.

    7   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

   FACE
  AMOUNT         RATING(a)                                      SECURITY                                                  VALUE
==================================================================================================================================
Pennsylvania -- 7.6% (continued)
                         Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
$  4,500,000     BBB-       Resource Recovery Revenue, (Colver Project), Series D, 7.125% due 12/1/15                  $ 4,697,865
   4,000,000     BBB        WasteWater Treatment Revenue, Sun Co. Inc., (R&M Project), Series A,
                              7.600% due 12/1/24 (b)                                                                     4,247,160
   4,000,000     NR      Westmoreland County, PA IDA Revenue, Healthcare Facilities Revenue, Redstone Highlands
                            Health, Series B, 8.125% due 11/15/30 (d)                                                    4,358,840
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,505,686
----------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 2.2%
                         Connector 2000 Association, Toll Road Revenue:
                            Capital Appreciation, Series B:
  12,500,000     B-           Zero coupon due 1/1/28                                                                       344,500
  20,250,000     B-           Zero coupon due 1/1/30                                                                       553,635
   9,900,000     B-           Zero coupon due 1/1/36                                                                       224,235
  15,550,000     B-           Zero coupon due 1/1/38                                                                       277,723
   5,970,000     B-         Southern Connector Project, Series A, 5.375% due 1/1/38                                      3,402,900
   2,000,000     BBB     Richland County, SC, International Paper, 6.100% due 4/1/23 (b)                                 2,111,400
   1,000,000     BBB-    South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Series A, 6.625% due 4/1/36             923,550
   1,150,000     NR      Tobacco Settlement Revenue Management Authority, SC Tobacco Settlement Revenue, RITES,
                            Series PA 962, 10.954% due 11/15/09 (e)                                                      1,026,467
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,864,410
----------------------------------------------------------------------------------------------------------------------------------
South Dakota -- 0.4%
   1,495,000     NR      Oglala Sioux Tribe, SD Pine Ridge County, Revenue Bonds, 7.500% due 7/1/13                      1,504,418
----------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 0.7%
   3,000,000     NR      Shelby County, TN Health Educational & Housing Facilities Revenue, (Hedgerow Apartments
                            Project), 6.875% due 7/1/36                                                                  2,828,040
----------------------------------------------------------------------------------------------------------------------------------
Texas -- 9.9%
   5,000,000     CCC     Alliance Airport Authority, TX Special Facilities Revenue, (American Airlines,
                            Inc. Project), 7.000% due 12/1/11 (b)                                                        4,700,100
   4,995,000     NR      Austin-Bergstrom Landhost Enterprises Inc., TX Airport Hotel, 6.750% due 4/1/27 (d)             4,298,747
   4,935,000     NR      Bexar County, TX Housing Financial Corp., Multi-Family Housing Revenue, Series A,
                            Continental Lady Ester, 6.875% due 6/1/29 (d)                                                4,654,248
   2,500,000     BBB     Brazos River Authority, TX PCR, (TXU Energy Co. LLC Project), Series C, 6.750%
                            due 10/1/38 (b)                                                                              2,707,175
   1,000,000     A-      Brazos River, TX Brazoria County Environmental, (Dow Chemical Co. Project), Series A-7,
                            6.625% due 5/15/33 (b)                                                                       1,087,950
   1,995,000     BBB     Corpus Christi, TX, (Celanese Project), Series A, 6.450% due 11/1/30                            2,123,598
   1,665,000     Caa2*   Dallas-Fort Worth, TX International Airport Facilities Import Corp. Revenue,
                            American Airlines, Inc., 6.375% due 5/1/35 (b)                                               1,203,029
   1,000,000     BBB-    Denison, TX Hospital Authority, (Texoma Medical Center Inc. Project), 6.125% due 8/15/12        1,013,980
   1,335,000     NR      Denton County, TX Reclamation & Road District, 8.500% due 6/1/16                                1,347,536
   1,465,000     NR      El Paso County, TX Housing Finance Corp., Multi-Family Housing Revenue, Sub-Las Lomas
                            Apartments, Series C, 8.375% due 6/1/30                                                      1,566,334
   3,000,000     Ba2*    Gulf Coast, TX IDA, Solid Waste Disposal Revenue, (Citgo Petroleum Corp. Project),
                            7.500% due 5/1/25 (b)                                                                        3,115,440
   3,000,000     NR      Midlothian, TX Development Authority Tax, Increment Contract Revenue, 7.825%
                            due 11/15/26 (d)                                                                             3,273,480
                         Texas State Affordable Housing Corp., Multi-Family Housing Revenue, Series C:
   1,035,000     Baa3*      Ashton Place & Woodstock, Jr. Bond, 7.250% due 8/1/33                                        1,073,761
   2,155,000     Baa3*      Sub-HIC Arborstone/Baybrook, 7.250% due 11/1/31                                              2,114,292
   3,000,000     A3*     Travis County, TX HFA, Multi-Family Housing Revenue, (Lakeview Apartments Project),
                            Series A, 6.375% due 1/1/34                                                                  2,240,850
   3,000,000     NR      Willacy County, TX Public Facility Corp. Project Revenue, Series A-1, 8.250% due 12/1/23        3,070,530
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        39,591,050
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

    8   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

   FACE
  AMOUNT         RATING(a)                                      SECURITY                                                  VALUE
==================================================================================================================================
Vermont -- 0.1%
$  1,000,000     NR      Vermont Educational & Health Buildings Financing Agency, Healthcare Facilities,
                            (Copley Manor Project), 6.150% due 4/1/19+                                                $    500,000
----------------------------------------------------------------------------------------------------------------------------------
Virginia -- 4.3%
   1,520,000     NR      Alexandria, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue, (Parkwood
                            Court Apartments Project), Series C, 8.125% due 4/1/30                                       1,539,988
   1,000,000     NR      Broad Street Community Development Authority, VA, 7.500% due 6/1/33                             1,004,000
                         Newport News, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue,
                            St. Michael's Apartments:
   1,360,000     NR           7.625% due 11/1/18                                                                         1,310,265
   2,135,000     NR           7.250% due 11/1/28                                                                         1,912,896
                         Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation, Series B:
  18,400,000     BBB-       Zero coupon due 8/15/33                                                                      1,904,584
  35,500,000     BBB-       Zero coupon due 8/15/35                                                                      3,151,335
                         Virginia Beach, VA Development Authority, Multi-Family Housing Revenue, Residential Rental:
   2,485,000     NR         Hampton Project, 7.500% due 10/1/39 (b)                                                      2,344,026
   2,485,000     NR         Mayfair Project, 7.500% due 10/1/39 (b)                                                      2,450,906
   1,595,000     NR      Virginia Beach, VA Development Authority Revenue, Ramada on the Beach, 7.000% due 12/1/15       1,595,542
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,213,542
----------------------------------------------------------------------------------------------------------------------------------
Washington -- 1.2%
   3,315,000     D       Spokane, WA Downtown Foundation Parking Revenue, (River Park Square Project),
                            5.600% due 8/1/19+                                                                           1,790,100
   3,000,000     BBB     Tobacco Settlement Authority, WA Tobacco Settlement Revenue, 6.500% due 6/1/26                  2,971,770
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,761,870
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 0.5%
                         Wisconsin State Health & Educational Facilities Authority Revenue:
   1,600,000     NR         Benchmark Healthcare Inc. Project, Series A, 6.750% due 12/1/28+                               528,000
   1,500,000     BBB+       Marshfield Clinic, Series B, 6.000% due 2/15/25                                              1,543,230
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,071,230
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $438,124,887**)                                                                     $399,989,196
==================================================================================================================================

+     Security is currently in default.
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*) are rated by Moody's Investors Service or those identified by a double dagger (++) are rated by Fitch Ratings.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) All or a portion of this security is held as collateral for open futures contracts (See Note 5).
(d) All or a portion of this security has been segregated for open futures contracts (See Note 5).
(e)   Variable rate security.
(f) Pre-Refunded bonds escrowed with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(g) Inverse floating rate security -- coupon varies inversely with level of short-term tax-exempt interest rates.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 11 through 13 for definitions of ratings and abbreviations.


                       See Notes to Financial Statements.

    9   Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Summary of Investments by Industry* (unaudited)                 January 31, 2004
================================================================================

Life Care Systems                                                          14.2%
Hospitals                                                                   13.6
Industrial Development                                                      11.3
Multi-Family Housing                                                        10.7
Transportation                                                               8.7
Tobacco                                                                      6.3
Education                                                                    5.5
Pollution Control                                                            4.8
Utilities                                                                    2.9
Water and Sewer                                                              2.9
Other                                                                       19.1
--------------------------------------------------------------------------------
                                                                          100.0%
================================================================================

* As a percentage of total investments. Please note that Fund holdings are as of January 31, 2004 and are subject to change.


    10  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC       predominantly speculative with respect to capacity to pay interest and and CC repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, CCC and CC, the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D      -- Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.


    11  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Bond Ratings (unaudited) (continued)
================================================================================

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Fitch Ratings ("Fitch") -- Ratings from "A" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AAA    -- Bonds rated "AAA" by Fitch have the lowest expectation of credit risk.
          The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

A      -- Bonds rated "A" are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB    -- Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
          Fitch.

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


    12  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG        -- Association of Bay Area Governments
ACA         -- American Capital Assurance
AIG         -- American International Guaranty
AMBAC       -- Ambac Assurance Corporation
BAN         -- Bond Anticipation Notes
BIG         -- Bond Investors Guaranty
CGIC        -- Capital Guaranty Insurance Company
CHFCLI      -- California Health Facility Construction Loan Insurance
CONNIE LEE  -- College Construction Loan Insurance Association
COP         -- Certificate of Participation
EDA         -- Economic Development Authority
ETM         -- Escrowed to Maturity
FAIRS       -- Floating Adjustable Interest Rate Securities
FGIC        -- Financial Guaranty Insurance Company
FHA         -- Federal Housing Administration
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRTC        -- Floating Rate Trust Certificates
FSA         -- Financing Security Assurance
GIC         -- Guaranteed Investment Contract
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HDC         -- Housing Development Corporation
HFA         -- Housing Finance Authority
IBC         -- Insured Bond Certificates
IDA         -- Industrial Development Authority
IDB         -- Industrial Development Board
IDR         -- Industrial Development Revenue
IFA         -- Industrial Finance Authority
INFLOS      -- Inverse Floaters
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Investors Assurance Corporation
MVRICS      -- Municipal Variable Rate Inverse Coupon Security
PCR         -- Pollution Control Revenue
RAN         -- Revenue Anticipation Notes
RIBS        -- Residual Interest Bonds
RITES       -- Residual Interest Tax-Exempt Securities
SYCC        -- Structured Yield Curve Certificate
TAN         -- Tax Anticipation Notes
TECP        -- Tax-Exempt Commercial Paper
TOB         -- Tender Option Bonds
TRAN        -- Tax and Revenue Anticipation Notes
VA          -- Veterans Administration
VRWE        -- Variable Rate Wednesday Demand

------------
*     Abbreviations may or may not appear in the schedule of investments.


    13  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                 January 31, 2004
================================================================================

ASSETS:
     Investments, at value (Cost -- $438,124,887)                                       $ 399,989,196
     Cash                                                                                     784,286
     Interest receivable                                                                    6,724,887
     Receivable for securities sold                                                         5,856,047
     Receivable for Fund shares sold                                                           86,025
     Other receivables                                                                        484,083
------------------------------------------------------------------------------------------------------
     Total Assets                                                                         413,924,524
------------------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities purchased                                                       2,856,750
     Dividends payable                                                                      1,109,850
     Payable to broker -- variation margin                                                    750,000
     Payable for Fund shares reacquired                                                       228,181
     Investment advisory fee payable                                                          139,266
     Administration fee payable                                                                69,633
     Distribution plan fees payable                                                            48,160
     Accrued expenses                                                                         119,127
------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                      5,320,967
------------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $ 408,603,557
======================================================================================================

NET ASSETS:
     Par value of shares of beneficial interest                                         $      27,759
     Capital paid in excess of par value                                                  470,909,055
     Undistributed net investment income                                                    3,121,367
     Accumulated net realized loss from investment transactions and futures contracts     (23,418,933)
     Net unrealized depreciation of investments and futures contracts                     (42,035,691)
------------------------------------------------------------------------------------------------------
Total Net Assets                                                                        $ 408,603,557
======================================================================================================

Shares Outstanding:
     Class A                                                                               21,369,959
     -------------------------------------------------------------------------------------------------
     Class B                                                                                4,667,539
     -------------------------------------------------------------------------------------------------
     Class L                                                                                1,721,403
     -------------------------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                                     $       14.72
     -------------------------------------------------------------------------------------------------
     Class B *                                                                          $       14.73
     -------------------------------------------------------------------------------------------------
     Class L *                                                                          $       14.71
     -------------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)                  $       15.33
------------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                  $       14.86
======================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

                       See Notes to Financial Statements.


    14  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)    For the Six Months Ended January 31, 2004
================================================================================

INVESTMENT INCOME:
     Interest                                                                      $ 15,696,522
------------------------------------------------------------------------------------------------

EXPENSES:
     Investment advisory fee (Note 3)                                                   838,742
     Distribution plan fees (Note 6)                                                    565,766
     Administration fee (Note 3)                                                        419,371
     Transfer agency services (Note 6)                                                   86,186
     Audit and legal                                                                     38,508
     Registration fees                                                                   20,458
     Shareholder communications (Note 6)                                                 16,713
     Custody                                                                             14,668
     Trustees' fees                                                                      13,570
     Other                                                                               10,796
------------------------------------------------------------------------------------------------
     Total Expenses                                                                   2,024,778
------------------------------------------------------------------------------------------------
Net Investment Income                                                                13,671,744
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Gain (Loss) From:
       Investment transactions                                                       (6,483,516)
       Futures contracts                                                              6,356,528
------------------------------------------------------------------------------------------------
     Net Realized Loss                                                                 (126,988)
------------------------------------------------------------------------------------------------
     Change in Net Unrealized Depreciation of Investments and Futures Contracts:
       Beginning of period                                                          (44,189,603)
       End of period                                                                (42,035,691)
------------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Depreciation                                          2,153,912
------------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                         2,026,924
------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                             $ 15,698,668
================================================================================================

                       See Notes to Financial Statements.


    15  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended January 31, 2004 (unaudited) and the Year Ended July 31, 2003

                                                                         2004               2003
====================================================================================================
OPERATIONS:
     Net investment income                                            $  13,671,744    $  30,216,512
     Net realized loss                                                     (126,988)     (16,539,126)
     (Increase) decrease in net unrealized depreciation                   2,153,912       (7,748,363)
----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                              15,698,668        5,929,023
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 7):
     Net investment income                                              (13,485,061)     (29,020,736)
----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders          (13,485,061)     (29,020,736)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                    14,802,074       35,684,405
     Net asset value of shares issued for reinvestment of dividends       6,740,390       14,716,990
     Cost of shares reacquired                                          (42,614,440)     (91,027,415)
----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions                (21,071,976)     (40,626,020)
----------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                  (18,858,369)     (63,717,733)

NET ASSETS:
     Beginning of period                                                427,461,926      491,179,659
----------------------------------------------------------------------------------------------------
     End of period*                                                   $ 408,603,557    $ 427,461,926
====================================================================================================
* Includes undistributed net investment income of:                       $3,121,367       $2,934,684
====================================================================================================

                       See Notes to Financial Statements.


    16  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The Smith Barney Municipal High Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Capital and Income Fund, Smith Barney High Income Fund, SB Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Dividend and Income Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2.    Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.


    17  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.40% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended January 31, 2004, the Fund paid transfer agent fees of $67,352 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment and thereafter declines by 0.50% the first year after purchase payment and by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year of purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2004, CGM and its affiliates received sales charges of approximately $93,000 and $21,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2004, CDSCs paid to CGM and its affiliates were approximately $47,000 for the Fund's Class B shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4.    Investments

During the six months ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $60,136,643
--------------------------------------------------------------------------------
Sales                                                                 91,560,654
================================================================================

At January 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $ 123,695,090
Gross unrealized depreciation                                      (161,830,781)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (38,135,691)
================================================================================


    18  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

5.    Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At January 31, 2004, the Fund held the following open futures contracts:

                                      Number of                     Basis           Market       Unrealized
To Sell:                              Contracts    Expiration       Value            Value          Loss
=============================================================================================================
U.S. 20 Year Treasury Bond, 6.000%      1,000         3/04       $107,443,750    $111,343,750    $(3,900,000)
=============================================================================================================

6.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                         Class A        Class B         Class L
================================================================================
Rule 12b-1 Distribution Plan Fees       $241,035       $237,087         $87,644
================================================================================

For the six months ended January 31, 2004, total Transfer Agency Service expenses were as follows:

                                         Class A        Class B         Class L
================================================================================
Transfer Agency Service Expenses         $65,394        $15,744          $5,048
================================================================================

For the six months ended January 31, 2004, total Shareholder Communication expenses were as follows:

                                         Class A        Class B         Class L
================================================================================
Shareholder Communication Expenses       $11,800         $4,034            $879
================================================================================


    19  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

7.    Distributions Paid to Shareholders by Class

                                       Six Months Ended            Year Ended
                                       January 31, 2004           July 31, 2003
================================================================================
Net Investment Income
Class A                                   $10,530,518              $22,535,152
Class B                                     2,197,758                4,995,933
Class L                                       756,785                1,489,651
--------------------------------------------------------------------------------
Total                                     $13,485,061              $29,020,736
================================================================================

8.    Shares of Beneficial Interest

At January 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                       Six Months Ended                    Year Ended
                                       January 31, 2004                  July 31, 2003
                                  ---------------------------     --------------------------
                                    Shares          Amount          Shares         Amount
============================================================================================
Class A
Shares sold                          679,437    $  9,989,818       1,432,512    $ 21,492,484
Shares issued on reinvestment        384,427       5,638,961         817,677      12,236,413
Shares reacquired                 (1,974,546)    (29,008,262)     (4,050,784)    (60,749,254)
---------------------------------------------------------------------------------------------
Net Decrease                        (910,682)   $(13,379,483)     (1,800,595)   $(27,020,357)
============================================================================================
Class B
Shares sold                          164,983    $  2,424,636         676,660    $ 10,184,941
Shares issued on reinvestment         56,692         832,062         131,596       1,971,268
Shares reacquired                   (787,291)    (11,563,986)     (1,624,249)    (24,433,969)
---------------------------------------------------------------------------------------------
Net Decrease                        (565,616)   $ (8,307,288)       (815,993)   $(12,277,760)
============================================================================================
Class L
Shares sold                          162,546    $  2,387,620         267,204    $  4,006,980
Shares issued on reinvestment         18,372         269,367          34,039         509,309
Shares reacquired                   (139,108)     (2,042,192)       (388,640)     (5,844,192)
---------------------------------------------------------------------------------------------
Net Increase (Decrease)               41,810    $    614,795         (87,397)   $ (1,327,903)
============================================================================================


    20  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

9.    Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that include a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

10.   Subsequent Event

Effective February 2, 2004, the 1.00% initial sales charge on Class L shares will no longer be imposed.


    21  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                 2004(1)(2)     2003(2)    2002(2)     2001(2)      2000(2)    1999(2)
=====================================================================================================================
Net Asset Value, Beginning of Period           $ 14.64       $ 15.40     $ 15.82     $ 15.78     $ 16.98     $ 17.96
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                        0.47          1.01        1.02        1.03        0.92        0.92
  Net realized and unrealized gain (loss)(3)      0.10         (0.80)      (0.45)       0.01       (1.12)      (0.55)
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.57          0.21        0.57        1.04       (0.20)       0.37
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.49)        (0.97)      (0.99)      (1.00)      (0.95)      (0.92)
  Net realized gains                                --            --          --          --       (0.05)      (0.43)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.49)        (0.97)      (0.99)      (1.00)      (1.00)      (1.35)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 14.72       $ 14.64     $ 15.40     $ 15.82     $ 15.78     $ 16.98
---------------------------------------------------------------------------------------------------------------------
Total Return                                      3.92%++       1.45%       3.77%       6.84%      (1.00)%      2.06%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $   315       $   326     $   371     $   368     $   303     $   289
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        0.84%+        0.85%       0.84%       0.82%       0.84%       0.82%
  Net investment income(3)                        6.35+         6.72        6.56        6.50        6.13        5.21
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             15%           27%         24%         29%         29%         50%
=====================================================================================================================

Class B Shares                                 2004(1)(2)     2003(2)    2002(2)     2001(2)      2000(2)    1999(2)
=====================================================================================================================
Net Asset Value, Beginning of Period           $ 14.65       $ 15.40     $ 15.82     $ 15.79     $ 16.99     $ 17.98
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                        0.43          0.93        0.93        0.92        1.18        0.83
  Net realized and unrealized gain (loss)(3)      0.10         (0.78)      (0.43)       0.04       (1.46)      (0.56)
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.53          0.15        0.50        0.96       (0.28)       0.27
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.45)        (0.90)      (0.92)      (0.93)      (0.87)      (0.83)
  Net realized gains                                --            --          --          --       (0.05)      (0.43)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.45)        (0.90)      (0.92)      (0.93)      (0.92)      (1.26)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 14.73       $ 14.65     $ 15.40     $ 15.82     $ 15.79     $ 16.99
---------------------------------------------------------------------------------------------------------------------
Total Return                                      3.65%++       0.99%       3.26%       6.25%      (1.52)%      1.48%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    69       $    76     $    93     $   119     $   198     $   353
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.34%+        1.35%       1.35%       1.32%       1.34%       1.31%
  Net investment income(3)                        5.84+         6.22        6.04        5.96        5.59        4.70
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             15%           27%         24%         29%         29%         50%
=====================================================================================================================

(1)   For the six months ended January 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the ratio of net investment income to average net assets would have been 6.52% for Class A shares. In addition, for Class A shares, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Without the adoption of this change, for the year ended July 31, 2002, the net investment income, net realized and unrealized loss per share and the ratio of net investment income to average net assets would have been $0.92, $0.42 and 6.00%, respectively, for Class B shares. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    22  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                 2004(1)(2)   2003(2)    2002(2)    2001(2)    2000(2)    1999(2)
===============================================================================================================
Net Asset Value, Beginning of Period           $14.63       $15.39     $15.80     $15.76     $16.96     $17.95
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                       0.43         0.92       0.94       0.94       0.70       0.81
  Net realized and unrealized gain (loss)(3)     0.10        (0.79)     (0.45)      0.01      (1.00)     (0.55)
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.53         0.13       0.49       0.95      (0.30)      0.26
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.45)       (0.89)     (0.90)     (0.91)     (0.85)     (0.82)
  Net realized gains                               --           --         --         --      (0.05)     (0.43)
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.45)       (0.89)     (0.90)     (0.91)     (0.90)     (1.25)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.71       $14.63     $15.39     $15.80     $15.76     $16.96
---------------------------------------------------------------------------------------------------------------
Total Return                                     3.64%++      0.89%      3.24%      6.21%     (1.61)%     1.42%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $   25       $   25     $   27     $   21     $    5     $    3
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.39%+       1.41%      1.38%      1.35%      1.44%      1.44%
  Net investment income(3)                       5.81+        6.16       6.05       6.01       5.57       4.62
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            15%          27%        24%        29%        29%        50%
===============================================================================================================

(1)   For the six months ended January 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the ratio of net investment income to average net assets would have been 6.52% for Class A shares. In addition, for Class A shares, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01. Without the adoption of this change, for the year ended July 31, 2002, the net investment income, net realized and unrealized loss per share and the ratio of net investment income to average net assets would have been $0.92, $0.42 and 6.00%, respectively, for Class B shares. Per share, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


    23  Smith Barney Municipal High Income Fund  |  2004 Semi-Annual Report

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Income Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney Municipal High Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02173 3/04                                                             04-6261
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

        (a)    Not applicable.

        (b)    Attached hereto.

        Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

        Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chief Executive Officer of
    Smith Barney Income Funds

Date: March 31, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds

Date: March 31, 2004

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Income Funds

Date: March 31, 2004